CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents, including interest bearing accounts	$ 2,646,210	$ 1,975,009	$ 881,991	$ 3,067,697	$ 336,911	$ 2,385,948
Restricted cash, including interest bearing accounts	371,057	414,807		457,053
Net investment in finance and sales-type leases	102,043	81,746		67,620
Flight equipment under operating leases	48,169,746	47,620,895		51,408,800	58,020,001
Less accumulated depreciation	13,237,403	12,118,607		12,893,421	13,928,218
Flight equipment under operating leases, net	34,932,343	35,502,288		38,515,379	44,091,783
Flight equipment held for sale	48,677			255,178
Deposits on flight equipment purchases	378,698	298,782		184,410
Lease receivables and other assets, net	826,426	599,734
Deferred debt issue costs, less accumulated amortization	271,188	288,878		232,576
Total assets	39,576,642	39,161,244		43,308,060	46,129,024
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	625,372	447,521		451,284
Current income taxes and other tax liabilities	256,826	253,600		159,611
Secured debt financing, net of deferred debt discount	9,338,742	9,764,631		9,556,634
Unsecured debt financing, net of deferred debt discount	13,870,363	13,619,641		16,997,466
Subordinated debt	1,000,000	1,000,000		1,000,000
Derivative liabilities	23,910	31,756
Security deposits, deferred overhaul rental and other customer deposits	2,463,693	2,307,637
Deferred income taxes	4,132,299	4,204,589		4,660,150	4,938,627
Commitments and Contingencies - Note M
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each having 500 shares issued and outstanding	100,000	100,000		100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding	1,053,582	1,053,582		1,053,582
Paid-in capital	1,269,971	1,243,225		1,251,225	1,248,400
Accumulated other comprehensive loss	(14,941)	(19,637)		(58,944)
Retained earnings	5,456,825	5,154,699		5,879,144	6,391,313
Total shareholders' equity	7,865,437	7,531,869		8,225,007	8,655,089	7,738,580
Total liabilities and shareholders' equity	$ 39,576,642	$ 39,161,244		$ 43,308,060